Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A ordinary shares subject to possible redemption, shares	4,747,021	7,408,425	19,999,880
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Seamless Group Inc. [Member]
Common shares, par value	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	58,030,000	58,030,000	58,030,000
Common shares, shares issued	58,030,000	58,030,000	58,030,000
Common shares, shares outstanding	58,030,000	58,030,000	58,030,000
Common Class A [Member]
Class A ordinary shares subject to possible redemption, shares	4,747,021	7,408,425	19,999,880
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	0	0	0
Common shares, shares outstanding	0	0	0
Common Class B [Member]
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, shares issued	5,833,083	5,833,083	5,833,083
Common shares, shares outstanding	5,833,083	5,833,083	5,833,083